Revenue	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
REVENUE
18	REVENUE

	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Revenue from contract services	21,776,845	38,289,161	9,089,415
Revenue from sales of goods	7,595,546	2,507,413	595,232
Revenue from contract services – related parties	1,067,194	14,669,420	3,482,355
	30,439,585	55,465,994	13,167,002

Timing of revenue recognition:
Point in time	7,595,546	1,230,715	292,158
Over time	22,844,039	54,235,279	12,874,844
	30,439,585	55,465,994	13,167,002

Unsatisfied performance obligation	36,756,234	196,695,432	46,693,278

Revenue from contract services primarily involved in project execution, including construction, installation and integration works, testing and commissioning of our solar projects. Revenue from sales of goods involved in supply and selling of solar mounting structure, accessories and electricity.

Unsatisfied performance obligation was duly satisfied and recognized as revenue within 12 months after the reporting year end, respectively. Revenue from contract services primarily involved in project execution, including construction, installation and integration works, testing and commissioning of our solar projects. Revenue from sales of goods involved in supply and selling of parts and accessories.